Book Values and Fair Values of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Book Values
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Investments	$ 43	$ 31
Current maturities of long-term debt and lease obligations	3	3
Long-term debt and lease obligations	3,509	2,779
Approximate fair values
Fair Value And Carrying Value By Balance Sheet Grouping [Line Items]
Investments	43	31
Current maturities of long-term debt and lease obligations	3	3
Long-term debt and lease obligations	$ 3,595	$ 2,756